Redeemable Non-Controlling Interests	12 Months Ended
Dec. 31, 2025
Redeemable Non-Controlling Interests [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

NOTE 22 – REDEEMABLE NON-CONTROLLING INTERESTS

On June 13, 2022, Guizhou Province New Kinetic Industry Development Fund Partnership (“New Kinetic Partnership”) subscribed 22.8395% of the preferred shares of Sunrise Guizhou, at total cash consideration of RMB 200,000,000, or $29,467,667.

In addition to the preferential rights in dividend and liquidation, the New Kinetic Partnership has a right to require Sunrise Guizhou and its shareholders to redeem New Kinetic Partnership’s shares, at any time and from time to time on or after the date of the earliest to occurrence of the certain events, including but not limited to: (i) Sunrise Guizhou fails to complete a qualified initial public offering (“IPO”) thirty-six months post-closing; (ii) Sunrise Guizhou fails to complete the profit commitment for consecutive two years; (iii) Sunrise Guizhou’s conviction of breaches or violation of criminal laws and/or applicable regulations which may have a material adverse effect on the Company’s business; (iv) the occurrence of the change of business of Sunrise Guizhou; (v) the net assets of Sunrise Guizhou is less than the net assets as of the date of the investment; (vi) the account receivable of Sunrise Guizhou exceeds RMB 200,000,000 and the aging of the account receivable is over five months; and (vii) Sunrise Guizhou fails to complete manufacturing infrastructure construction by December 31, 2023.

The redemption value on the investment by the New Kinetic Partnership is higher of (i) 100% of the investment amount plus the aggregated amount of 65% of the profit commitment attributable to New Kinetic Partnership for the following six years post-closing multiplied by the days elapsed divided by (6*365).

On June 18, 2024, the New Kinetic Partnership amended the terms of the investment agreement to waive their preferential rights in dividend and liquidation, and remove the redemption events related to completion of an IPO and meeting performance commitment. In addition, the Company, including Zhuhai Zibo, the controlling shareholder of Sunrise Guizhou, is excluded from the redemption obligor and certain shareholders of Sunrise Guizhou become the sole obligor of the redemption. As a result of the amendments, the Company reclassified the equity interest held by New Kinect Partnership from mezzanine equity to non-controlling interests.

The movement of redeemable non-controlling interests was as follows:

	For the years ended December 31,
	2025	2024	2023
Balance at beginning of the year	$-	$34,543,186	$31,228,329
Accretion to redemption value of redeemable non-controlling interests	-	1,792,027	3,920,454
Reclassification of the redeemable non-controlling interests to permanent equity	-	(35,527,113)
Foreign exchange effect	-	(808,100)	(605,597)
Balance at end of the year	$-	$-	$34,543,186